Leases - Lessee - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Lessee Lease Description [Line Items]
Right-of-use lease assets	$ 5,999		$ 5,999		$ 7,299
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets, Noncurrent		Other Assets, Noncurrent		Other Assets, Noncurrent
Operating lease liabilities	$ 7,572		$ 7,572		$ 9,112
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities [Member]		Other Liabilities [Member]		Other Liabilities [Member]
Operating lease expense	$ 590	$ 576	$ 1,764	$ 1,726